Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Employees	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 13,000,000	$ 8,000,000	$ 16,000,000	$ 24,000,000
Restructuring charges and other related closure costs			49,000,000	66,000,000
Expected payment		49,000,000	26,000,000
Restructuring Charges recorded		85,000,000	56,000,000
Restructuring charges and other related closure costs		59,000,000
Other Acquired Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		4,000,000	3,000,000
Long-lived Asset Impairment Charge [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges		3,000,000
Digital Convergence Group ("DCG") [Member] | Dedicated Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges				23,000,000
Digital Convergence Group ("DCG") [Member] | Other Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges				1,000,000
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		1,000,000		115,000,000
Restructuring Charges recorded		1,000,000	2,000,000
$600-650 Million Net Opex Plan [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses					$ 600,000,000
$600-650 Million Net Opex Plan [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Net operating expenses					$ 650,000,000
$600-650 Million Net Opex Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			2,000,000
$600-650 Million Net Opex Plan [Member] | Employee Termination Benefits [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs				$ 24,000,000
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees				450
Restructuring charges and other related closure costs		1,000,000	36,000,000	$ 30,000,000
Restructuring Charges recorded		1,000,000	43,000,000
Pre-tax charges incurred			67,000,000
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		$ 0	11,000,000	12,000,000
Restructuring Charges recorded			11,000,000
Pre-tax charges incurred			31,000,000
Manufacturing Consolidation [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			1,000,000	8,000,000
Manufacturing Consolidation [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs			$ 10,000,000	$ 4,000,000
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees		1,400
Restructuring charges and other related closure costs		$ 83,000,000
Restructuring Charges recorded		$ 83,000,000
Set-top Box Restructuring Plan [Member] | France [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees		430
Set-top Box Restructuring Plan [Member] | Asia [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees		670
Set-top Box Restructuring Plan [Member] | USA [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees affected | Employees		120
Set-top Box Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		$ 9,000,000
Set-top Box Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and other related closure costs		$ 74,000,000